Inventories - Summary of Inventories (Detail) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Inventories [Abstract]
Components	kr 6,948	kr 10,612
Finished goods	11,701	13,610
Contract work in progress	8,476	11,851
Inventories, net	kr 27,125	kr 36,073